Putnam Investments
One Post Office Square
Boston, MA 02109
August 16, 2017

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-1090

RE:	Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund and Putnam PanAgora
Risk Parity Fund, series of Putnam Investment Funds (the “Trust”) (Reg. No. 33- 56339) (811- 07237)
Post-Effective Amendment No. 184 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of Putnam PanAgora Managed Futures Strategy, Putnam PanAgora Market Neutral Fund and Putnam PanAgora Risk Parity Fund, each a series of Putnam Investment Funds (the “Fund”), Post-Effective Amendment No. 184 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Amendment is electronically coded to show changes to the prospectuses and statements of additional information of the Funds from the corresponding documents included in Post-Effective Amendment No. 179, which was filed with the Commission on May 23, 2017. These changes include revisions to reflect standard Putnam disclosure. Certain changes also have been made in response to comments that were provided telephonically to Venice Monagan on behalf of the staff of the U.S. Securities and Exchange Commission (the “Staff”) on July 10, 2017, regarding the 485(a) filing. The Fund’s responses to the Staff’s comments are filed herewith.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Very truly yours,
/s/ Peter T. Fariel
Peter T. Fariel
Associate General Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP